Income taxes - Components of income / (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Income / (loss) before income taxes	¥ (988,388)	$ (135,408)	¥ (1,019,138)	¥ (1,578,081)
The Cayman Islands
Income taxes
Income / (loss) before income taxes	(121,803)		(53,587)	(57,261)
British Virgin Islands
Income taxes
Income / (loss) before income taxes	(5,931)		18,832	(2)
Hong Kong S.A.R
Income taxes
Income / (loss) before income taxes	52,583		(17,343)	(27,262)
Sweden
Income taxes
Income / (loss) before income taxes	3,181		13,654	7,015
United Kingdom
Income taxes
Income / (loss) before income taxes	(186,346)		(246,423)	(348,872)
Americas
Income taxes
Income / (loss) before income taxes	5,743		(26,109)	0
Germany
Income taxes
Income / (loss) before income taxes	(25,003)		(13,291)	0
The PRC, excluding Hong Kong S.A.R.
Income taxes
Income / (loss) before income taxes	¥ (710,812)		¥ (694,871)	¥ (1,151,699)